Investment income (loss), net	12 Months Ended
Dec. 31, 2025
Investment income (loss), net
Investment income (loss), net

10. Investment income (loss), net

		For the Year Ended December 31,
	Note	2023	2024	2025
		RMB	RMB	RMB

Net fair value gain on treasury investments measured at FVTPL		84,350	160,240	223,402
Net fair value gain (loss) on other financial investments measured at FVTPL	(i)	(262,370)	295,243	118,087
Net fair value loss on contingent consideration assets	(ii)	(18,416)	(127,227)	(1,170)
Net fair value gain (loss) on financial liabilities measured at FVTPL	(iii)	320,618	(514,692)	20,101
Impairment provision for investments	(iv)	(29,885)	(662,722)	(8,738)
Others, net		(2,235)	(46,153)	128,108
Total		92,062	(895,311)	479,790
(i)

The net fair value gain on other financial investments measured at FVTPL primarily resulted from changes in the share prices of listed companies as well as changes in the valuations of investment-related financial instruments.

(ii)	The net fair value loss on contingent consideration assets primarily reflected the fluctuations in the share price of XPeng.
(iii)	The net fair value gain (loss) on financial liabilities measured at FVTPL primarily resulted from changes in the valuations of certain derivative liabilities.
(iv)	The impairment provisions for investments primarily arose from the impairment of investments accounted for using the equity method and debt investments at amortized cost.